CONVERTIBLE NOTES (Details Narrative) - USD ($)		1 Months Ended	2 Months Ended	10 Months Ended	12 Months Ended
	Apr. 17, 2024	Sep. 30, 2021	Dec. 31, 2024	Nov. 02, 2024	Dec. 31, 2024	Dec. 31, 2023	Oct. 31, 2024	Jan. 03, 2024
Short-Term Debt [Line Items]
Convertible note payable			$ 218,750		$ 218,750	$ 625,000
Amortization of debt discount					216,189	0
Gain (loss) on debt extinguishment					200,000	0
Derivative loss on derivative			539,660		539,660	0
Standby Equity Purchase Agreement [Member]
Short-Term Debt [Line Items]
Fair value of derivative liability			1,041,484	$ 501,824	1,041,484
Derivative loss on derivative			539,660
Convertible Notes [Member]
Short-Term Debt [Line Items]
Transfers in or out of Level 3					0
Yorkville Convertible Note [Member]
Short-Term Debt [Line Items]
Debt stated interest rate				8.00%
Amortization of debt discount			66,189
Convertible promissory note				$ 1,304,758
Unamortized debt discount			435,635		435,635
YA Note-1 [Member]
Short-Term Debt [Line Items]
Debt stated interest rate								8.00%
Short-term debt							$ 1,235,178	$ 1,500,000
Amortization of debt discount					150,000
Short-term debt replaced				1,235,178
Gain (loss) on debt extinguishment				$ 200,000
Unsecured Note [Member]
Short-Term Debt [Line Items]
Principal amount						$ 150,000
Debt stated interest rate						5.00%
Debt maturity date						Jun. 30, 2024
Related Party [Member] | Convertible Notes Payable [Member]
Short-Term Debt [Line Items]
Convertible note payable	$ 500,000
Debt stated interest rate	10.00%
Debt maturity date	Sep. 30, 2024
License Agreement [Member] | Purple Bio Tech [Member]
Short-Term Debt [Line Items]
Principal amount		$ 1,500,000
Debt Instrument, Interest Rate During Period		5.00%
Convertible note payable			$ 218,750		$ 218,750	$ 625,000